(LEUTHOLD SELECT INDUSTRIES FUND)

                               Semi-Annual Report
                                March 31,  2002

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31,  2002
(UNAUDITED)

ASSETS:
   Investments, at value
     (cost $20,944,800)                                            $22,387,978
   Receivable for fund shares sold                                     123,920
   Interest receivable                                                     630
   Dividends receivable                                                 10,046
   Other assets                                                         16,270
                                                                   -----------
   Total Assets                                                     22,538,844
                                                                   -----------
LIABILITIES:
   Payable for fund shares purchased                                    98,925
   Payable for investments purchased                                   735,808
   Payable to Adviser                                                   21,672
   Accrued expenses and other liabilities                               26,039
                                                                   -----------
   Total Liabilities                                                   882,444
                                                                   -----------
NET ASSETS                                                         $21,656,400
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $22,562,849
   Accumulated undistributed net
     investment loss                                                  (192,018)
   Accumulated undistributed net
     realized loss on investments                                   (2,157,609)
   Net unrealized appreciation
     on investments                                                  1,443,178
                                                                   -----------
   Total Net Assets                                                $21,656,400
                                                                   -----------
                                                                   -----------
   Shares outstanding (250,000,000
     shares of $.0001 par value authorized)                          1,943,716
   Net Asset Value, Redemption Price
     and Offering Price Per Share                                       $11.14
                                                                        ------
                                                                        ------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31,  2002
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of foreign
     taxes withheld of $166)                                       $    60,380
   Interest income                                                       5,603
                                                                   -----------
   Total investment income                                              65,983
                                                                   -----------
EXPENSES:
   Investment advisory fee                                              84,790
   Fund accounting fees and expenses                                    16,754
   Custody fees                                                         12,924
   Federal and state registration                                        8,721
   Shareholder servicing fee                                             8,479
   Professional fees                                                     7,460
   Administration fee                                                    5,822
   Transfer agent fees and expenses                                      3,995
   Reports to shareholders                                               3,426
   Directors' fees and expenses                                          2,054
   Other                                                                   740
                                                                   -----------
   Total expenses before reimbursement                                 155,165
   Reimbursement to Adviser                                             10,176
                                                                   -----------
   Net expenses                                                        165,341
                                                                   -----------
NET INVESTMENT LOSS                                                    (99,358)
                                                                   -----------
REALIZED AND UNREALIZED
  GAIN (LOSS)  ON INVESTMENTS:
   Net realized loss on investments                                 (1,854,896)
   Change in unrealized
     appreciation on investments                                     3,952,608
                                                                   -----------
   Net realized and unrealized
     gain (loss) on investments                                      2,097,712
                                                                   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $ 1,998,354
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                            OCTOBER 1, 2001         YEAR
                                                THROUGH             ENDED
                                            MARCH 31, 2002   SEPTEMBER 30, 2001
                                            --------------   ------------------
                                              (UNAUDITED)
OPERATIONS:
   Net investment loss                        $   (99,358)       $   (92,487)
   Net realized loss on investments            (1,854,896)          (294,908)
   Change in unrealized
     appreciation (depreciation)
     on investments                             3,952,608         (2,754,567)
                                              -----------        -----------
   Net increase (decrease) in
     net assets from operations                 1,998,354         (3,141,962)
                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                          --               (173)
   From net realized gains                             --                 --
                                              -----------        -----------
   Total distributions                                 --               (173)
                                              -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                   20,301,925         18,476,407
   Dividends reinvested                                --                173
   Cost of shares redeemed                    (14,527,342)        (3,765,115)
                                              -----------        -----------
   Net increase in net assets from capital
     share transactions                         5,774,583         14,711,465
                                              -----------        -----------
TOTAL INCREASE IN NET ASSETS:                   7,772,937         11,569,330

NET ASSETS
   Beginning of period                         13,883,463          2,314,133
                                              -----------        -----------
   End of period (including undistributed
     net investment loss of ($(192,018)
     and $0, respectively)                    $21,656,400        $13,883,463
                                              -----------        -----------
                                              -----------        -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                    OCTOBER 1, 2001           YEAR          JUNE 19, 2000(1)<F1>
                                                        THROUGH              ENDED                   TO
                                                     MARCH 31, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2000
                                                     --------------    ------------------    ------------------
                                                      (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                     $ 9.96              $11.96                $10.00
                                                         ------              ------                ------
Income from investment operations:
   Net investment loss(2)<F2>                             (0.03)              (0.06)                (0.01)
   Net realized and unrealized
     gain (loss) on investment                             1.21               (1.94)                 1.97
                                                         ------              ------                ------
   Total from investment operations                        1.18               (2.00)                 1.96
                                                         ------              ------                ------
Less distributions:
   From net investment income                                --                  --(3)<F3>             --
                                                         ------              ------                ------
   Total distributions                                       --                  --                    --
                                                         ------              ------                ------
Net asset value, end of period                           $11.14              $ 9.96                $11.96
                                                         ------              ------                ------
                                                         ------              ------                ------
Total return                                             11.85%(4)<F4>     (16.72)%                19.60%(4)<F4>

Supplemental data and ratios:
   Net assets, end of period                        $21,656,400         $13,883,463            $2,314,133
Ratio of expenses to average net assets:
   Before expense reimbursement                           1.83%(5)<F5>        2.22%                15.98%(5)<F5>
   After expense reimbursement                            1.95%(5)<F5>        1.95%                 1.95%(5)<F5>
Ratio of net investment loss to average net assets:
   Before expense reimbursement                          (1.05)%(5)<F5>     (1.08)%              (14.57)%(5)<F5>
   After expense reimbursement                           (1.17)%(5)<F5>     (0.81)%               (0.54)%(5)<F5>
Portfolio turnover rate                                  165.89%(4)<F4>     127.32%                27.11%(4)<F4>

(1)<F1> Commencement of operations.
(2)<F2> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F3> Less than one cent per share
(4)<F4> Not annualized.
(5)<F5> Annualized.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31,  2002
(UNAUDITED)

  NUMBER                                                              MARKET
OF SHARES                                                             VALUE
---------                                                             ------
             COMMON STOCKS    99.10%+<F8>

             AIR FREIGHT
               & COURIERS    7.47%+<F8>
   15,700    Airborne, Inc.                                        $   274,593
    6,500    Expeditors International
               of Washington, Inc.                                     396,500
    7,500    FedEx Corp.*<F6>                                          435,750
    3,100    Forward Air Corporation*<F6>                               98,115
    6,800    United Parcel Service, Inc.                               413,440
                                                                   -----------
                                                                     1,618,398
                                                                   -----------

             APPLICATION
               SOFTWARE    8.60%+<F8>
    3,900    Advent Software, Inc.*<F6>                                230,724
    5,200    Autodesk, Inc.                                            242,788
    8,200    Cadence Design Systems, Inc.*<F6>                         185,402
    1,700    Catapult Communications
               Corporation*<F6>                                         42,908
   17,200    Compuware Corporation*<F6>                                222,052
    3,400    FileNET Corporation*<F6>                                   58,106
    4,300    Intuit Inc.*<F6>                                          164,948
    8,200    Jack Henry & Associates, Inc.                             181,876
    8,500    Mentor Graphics Corporation*<F6>                          179,690
    6,000    RSA Security Inc.*<F6>                                     54,000
    3,400    Synopsys, Inc.*<F6>                                       187,544
    6,400    Verity, Inc.*<F6>                                         113,152
                                                                   -----------
                                                                     1,863,190
                                                                   -----------

             AUTO PARTS &
               EQUIPMENT    6.26%+<F8>
    4,000    Autoliv, Inc.                                              96,960
    4,700    BorgWarner, Inc.                                          295,724
   18,700    Delphi Corporation                                        299,013
   11,000    Federal Signal Corporation                                260,920
    2,100    Johnson Controls, Inc.                                    185,451
    2,100    Superior Industries
               International, Inc.                                     102,438
    8,200    Tower Automotive, Inc.*<F6>                               114,718
                                                                   -----------
                                                                     1,355,224
                                                                   -----------

             BIOTECHNOLOGY    9.19%+<F8>
    3,100    Amgen Inc.*<F6>                                           185,008
    4,200    Genentech, Inc.*<F6>                                      211,890
    6,000    Gilead Sciences, Inc.*<F6>                                215,940
    3,600    Human Genome Sciences, Inc.*<F6>                           78,444
    8,700    Immunex Corporation*<F6>                                  263,262
   15,300    Incyte Genomics, Inc.*<F6>                                182,070
    5,600    Merck & Co., Inc.                                         322,448
    8,500    Millennium
               Pharmaceuticals, Inc.*<F6>                              189,635
    7,500    Protein Design Labs, Inc.*<F6>                            128,475
    4,300    Sepracor Inc.*<F6>                                         83,420
    3,000    Transkaryotic  Therapies, Inc.*<F6>                       129,150
                                                                   -----------
                                                                     1,989,742
                                                                   -----------

             COMPUTERS & ELECTRONICS
               RETAIL    5.53%+<F8>
    7,500    Best Buy Co., Inc.*<F6>                                   594,000
    3,400    CDW Computer Centers, Inc.*<F6>                           171,156
   18,300    Circuit City Stores-Circuit
               City Group                                              330,132
    5,200    Tweeter Home
               Entertainment Group, Inc.*<F6>                          101,660
                                                                   -----------
                                                                     1,196,948
                                                                   -----------

             EMPLOYMENT
               SERVICES    9.71%+<F8>
    9,200    Administaff, Inc.*<F6>                                    254,196
    4,400    CDI Corp.*<F6>                                            100,980
   12,200    Heidrick & Struggles
               International, Inc.*<F6>                                253,760
    4,700    Kelly Services, Inc.                                      132,681
   12,800    Labor Ready, Inc.*<F6>                                     99,840
   13,700    MPS Group, Inc.*<F6>                                      119,875
   12,300    Manpower Inc.                                             478,224
    5,000    On Assignment, Inc.*<F6>                                   89,500
   15,500    Robert Half
               International Inc.*<F6>                                 457,560
   10,500    Spherion Corporation*<F6>                                 116,025
                                                                   -----------
                                                                     2,102,641
                                                                   -----------

             ENVIRONMENTAL
               SERVICES    7.27%+<F8>
   25,800    Allied Waste Industries, Inc.*<F6>                        335,400
   25,900    Republic Services, Inc.*<F6>                              483,812
    8,100    Stericycle, Inc.*<F6>                                     506,744
    7,400    Waste Connections, Inc.*<F6>                              247,974
                                                                   -----------
                                                                     1,573,930
                                                                   -----------

             LIFE & HEALTH
               INSURANCE    1.83%+<F8>
   14,200    UnumProvident Corporation                                 396,606
                                                                   -----------

             OFFICE
               ELECTRONICS    11.24%+<F8>
   17,800    CANON INC.                                                661,270
    5,200    Global Imaging Systems, Inc.*<F6>                          95,680
   40,400    IKON Office Solutions, Inc.                               473,488
    5,500    Novellus Systems, Inc.*<F6>                               297,770
   67,200    Xerox Corporation*<F6>                                    722,400
    3,400    Zebra Technologies
               Corporation*<F6>                                        183,906
                                                                   -----------
                                                                     2,434,514
                                                                   -----------

             OIL & GAS REFINING
               & MARKETING    2.56%+<F8>
   13,875    Sunoco, Inc.                                              555,139
                                                                   -----------

             RESTAURANTS    7.54%+<F8>
    5,500    Applebee's International, Inc.                            199,650
    6,400    Brinker International, Inc.*<F6>                          207,424
    6,500    CBRL Group, Inc.                                          185,055
    5,000    Darden Restaurants, Inc.                                  202,950
   10,500    Lone Star Steakhouse
               & Saloon, Inc.                                          219,345
    2,200    P.F. Chang's China Bistro, Inc.*<F6>                      146,586
    1,700    Panera Bread Company*<F6>                                 108,307
    4,100    Ruby Tuesday, Inc.                                         95,325
   11,600    Starbucks Corporation*<F6>                                268,308
                                                                   -----------
                                                                     1,632,950
                                                                   -----------

             SEMICONDUCTOR
               EQUIPMENT    2.08%+<F8>
    8,300    Applied Materials, Inc.*<F6>                              450,441
                                                                   -----------

             SPECIALTY STORES    9.17%+<F8>
   17,100    Foot Locker, Inc.                                         276,678
    7,700    Group 1 Automotive, Inc.*<F6>                             300,685
    5,500    Hancock Fabrics, Inc.                                      99,275
    9,900    Linens 'n Things, Inc.*<F6>                               302,247
   14,700    Office Depot, Inc.*<F6>                                   291,795
   14,300    Pier 1 Imports, Inc.                                      294,437
   11,000    Regis Corporation                                         308,880
    2,200    Rent-A-Center, Inc.*<F6>                                  112,398
                                                                   -----------
                                                                     1,986,395
                                                                   -----------

             UNDERVALUED AND
               UNLOVED+<F9>    3.77%+<F8>
   23,570    Hibernia Corporation                                      450,187
    5,500    KLA-Tencor Corporation*<F6>                               365,750
                                                                   -----------
                                                                       815,937
                                                                   -----------

             INDEXES    6.88%+<F8>
   13,000    SPDR Trust Series 1                                     1,488,760
                                                                   -----------
             Total Common Stocks
               (Cost $20,017,637)                                   21,460,815
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM
               INVESTMENTS    4.28%+<F8>

             VARIABLE DEMAND NOTES    4.28%+<F8>
 $925,769    Firstar Bank, 1.6588%, #<F7>                              925,769
    1,394    Wisconsin Electric, 1.5026%, #<F7>                          1,394
                                                                   -----------
             Total Short-Term
               Investments
               (Cost $927,163)                                         927,163
                                                                   -----------
             TOTAL
               INVESTMENTS    103.38%+<F8>
               (COST $20,944,800)                                  $22,387,978
                                                                   -----------
                                                                   -----------

 *<F6>  Non-income producing security.
 #<F7>  Variable rate security.  The rates listed are as of 3/31/02.
 +<F8>  Calculated as a percentage of net assets.
 +<F9> To qualify as an Undervalued and Unloved security, six of the following seven criteria must be met: 1) Price to book ratio less than 2.0x; 2) S&P rating minimum of B-; 3) Cash to market capitalization ratio of at least 10%; 4) Indicated dividend yield of at least 3.0%; 5) Total long-term debt to market capitalization ratio of less than 50%; 6) Price to normalized earnings ratio less than 12.0x and 7) Price to cash flow ratio less than 80% of S&P 500 cash flow ratio.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. Leuthold Select Industries Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is capital appreciation. The Fund commenced operations on June 19, 2000.

     During the period prior to commencement of Fund operations, the Investment Adviser reimbursed the Fund for organizational expenses of $18,519.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services.
          Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. In addition, the Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $5,714 which will expire on September 30, 2009.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE  TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                   SIX MONTHS
                                     ENDED             YEAR ENDED
                                 MARCH 31, 2002      SEPT. 30, 2001
                                 --------------      --------------
     Shares sold                    1,885,642           1,513,005
     Shares issued
       to holders in
       reinvestment
       of dividends                        --                  18
     Shares redeemed               (1,335,196)           (313,274)
                                    ---------           ---------
     Net increase                     550,446           1,199,749
                                    ---------           ---------
                                    ---------           ---------

3.   INVESTMENT  TRANSACTIONS

     Purchases and sales of investments, other than short-term investments, for the six months ended March 31, 2002 were as follows:

              PURCHASES                                SALES
     ---------------------------             --------------------------
        U.S.                                    U.S.
     GOVERNMENT            OTHER             GOVERNMENT           OTHER
     ----------            -----             ----------           -----
         $0             $33,464,987              $0            $27,597,224

     At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                 $2,059,374
     Depreciation                                   (616,196)
                                                  ----------
     Net appreciation on
       investments                                $1,443,178
                                                  ----------
                                                  ----------

     At March 31, 2002, the cost of investments for federal income tax purposes was $20,944,800.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.95% of the net assets of the Fund, computed on a daily basis. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.95%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Accordingly, for the six months ended March 31, 2002, the Investment Adviser recouped $10,176 of previously waived or reimbursed expenses. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

           YEAR OF EXPIRATION            RECOVERABLE AMOUNT
           ------------------            ------------------
                9/30/03                       $49,431
                9/30/04                       $31,541

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

     For the six months ended March 31, 2002, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $98,295 of brokerage commissions.

(LEUTHOLD SELECT INDUSTRIES FUND)

INVESTMENT ADVISER:
     Leuthold Weeden Capital
         Management, LLC,  Minnesota

ADMINISTRATOR,  TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
     U.S. Bancorp Fund Services, LLC,
         Wisconsin

CUSTODIAN:
     U.S. Bank, N.A., Ohio

COUNSEL:
     Foley & Lardner,  Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
     Ernst & Young LLP,  Minnesota

This report is authorized for distribution only when preceded or accompanied by a current prospectus.